Significant Accounting Policies - (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Allowance for Doubtful Accounts Receivable	$ 0.2	$ 0.3
Bad debt expense	0.1	0.4
Accounts receivable allowance recovery			0.3
Goodwill	$ 2.6	$ 2.6